RIGHT-OF-USE ASSETS AND LEASE LIABILITES	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE ASSETS AND LEASE LIABILITES [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
12	RIGHT-OF-USE ASSETS AND LEASE LIABILITES

a)	Right-of-use

The Group has leased agreements according to the following composition:

	Property: Agencies and offices	Servers and technology platforms	Transport units	Other leases	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1,	797,854	161,634	2,855	27,805	990,148	997,817
Additions	89,631	–	696	19,678	110,005	194,501
Disposal and others	(118,304)	(10,499)	(820)	(1,175)	(130,798)	(202,170)
Balance as of December 31	769,181	151,135	2,731	46,308	969,355	990,148

Accumulated depreciation -
Balance as of January 1,	257,432	20,754	1,953	7,081	287,220	175,977
Depreciation of the period	124,570	28,858	519	7,340	161,287	172,005
Disposal and others	(57,758)	(5,662)	(820)	(1,329)	(65,569)	(60,762)
Balance as of December 31	324,244	43,950	1,652	13,092	382,938	287,220

Net carrying amount	444,937	107,185	1,079	33,216	586,417	702,928

b)	Lease Liabilities

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In those cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.